Stock-based compensation - Restricted share unit plan (Details) - Restricted share units (RSUs) - CAD CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Liability classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition in years following grant	2 years
Award vesting period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	290,790	615,503
Vested (in shares)	(290,790)	(277,707)
Forfeited (in shares)	0	(47,006)
Ending balance (in shares)	0	290,790
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Award units settled during the period	CAD 723	CAD 1,030
Fair market value (CAD per share)		CAD 2.42
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements		CAD 61
Period for award recognition		3 months
Equity classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	774,156	262,908
Granted/issued (in shares)	501,523	580,532
Modified (in shares)		(156)
Vested (in shares)	(87,580)	(19,798)
Forfeited (in shares)	(64,124)	(49,330)
Ending balance (in shares)	1,123,975	774,156
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning of period (CAD per unit)	CAD 4.45	CAD 7.91
Granted/Issued, Weighted average exercise price (CAD per unit)	3.78	2.89
Modified, Weighted average exercise price (CAD per unit)		3.62
Vested, Weighted average exercise price (CAD per unit)	3.51	3.63
Forfeited, Weighted average exercise price (CAD per unit)	3.50	6.37
Outstanding, end of period (CAD per unit)	CAD 4.20	CAD 4.45
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements	CAD 1,945	CAD 1,877
Period for award recognition	1 year 7 months 1 day	2 years 1 month
Accrued liabilities | Liability classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Current portion of award obligation		CAD 671